FINANCIAL INSTRUMENTS (Narrative) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Investments, All Other Investments [Abstract]
Notional amount of the hedging instruments	$ 21,093	$ 14,315